Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current
– secured (Note (i))	¥ 10	¥ 511
- unsecured	2,381	8,911
Long-term bank borrowings	2,391	9,422
– unsecured (Note (ii))	8,646	4,655
– unsecured (Note (iii))	2,600	1,599
Non-current borrowings	13,637	15,676	[1]
Current
– secured (Note (i))	90	94
- unsecured	51	808
Short-term borrowings - unsecured	12,250	20,739
Ultra short-term financing bills - unsecured	22,497	4,000
Current borrowings except current portion of corporate bond	34,888	25,641
Current portion of corporate bond and medium-term notes
– unsecured (Notes (ii)&(iii))	2,655	13,100
Current borrowings	37,543	38,741	[1]
Borrowings
Total borrowings	51,180	54,417	[1]
Within 1 year [member]
Borrowings
Total borrowings	37,543	38,741
After 1 year but within 2 years [member]
Borrowings
Total borrowings	3,773	7,757
After 2 years but within 5 years [member]
Borrowings
Total borrowings	8,389	6,004
After 5 years [member]
Borrowings
Total borrowings	¥ 1,475	¥ 1,915

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).